Other equity investment (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 CNY (¥)	Mar. 31, 2019 CNY (¥)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2020 CNY (¥)
Investments
Unlisted equity securities	$ 26,710		¥ 189,129		¥ 189,129
Dividend income	$ 72	¥ 507	¥ 976	¥ 634
Qilu Stem Cells
Investments
Percentage equity interest acquired	24.00%	24.00%	24.00%
Dividend income		¥ 0	¥ 0	¥ 0